Strategic License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
License And Collaboration Agreement [Abstract]
Strategic License Agreement
11. Strategic License Agreements
On March 21, 2021, the Company entered into an exclusive license and supply agreement with Immedica (the “Immedica Agreement”). By entering into this agreement, the Company agreed to provide Immedica the following goods and services:

i.
Deliver an exclusive, sublicensable, license and
know-how
(the “License”) to develop and commercialize pegzilarginase (the “Product”) in the territory comprising the members states of the European Economic Area (“EEA”), United Kingdom (“UK”), Switzerland, Andorra, Monaco, San Marino, Vatican City, Turkey, Saudi Arabia, United Arab Emirates, Qatar, Kuwait, Bahrain, and Oman (the “Territory”);

ii.
Complete the global pivotal PEACE (Pegzilarginase Effect on Arginase 1 Deficiency Clinical Endpoints) Phase 3 trial (“PEACE Trial”) and related Biologics License Application (“BLA”) package to file with the FDA, which will be leveraged by Immedica in obtaining the necessary regulatory approvals in the Territory; and

iii.	Perform a Pediatric Investigation Plan trial (“PIP Trial”) in order for Immedica to be able to receive certain regulatory approvals within the Territory.
In addition, the Company and Immedica formed a Joint Steering Committee (“JSC”) to provide oversight to the activities performed under the agreement; however, the substance of the Company’s participation in the JSC did not represent an additional promised service, but rather, a right of the Company to protect its own interests in the arrangement.
Further, the Company agreed to supply to Immedica, and Immedica agreed to purchase from the Company, substantially all commercial requirements of the Product. The terms of the agreement did not provide for either (i) an option to Immedica to purchase the Product from the Company at a discount from the standalone selling price or (ii) minimum purchase quantities. Immedica was expected to bear (i) all costs and expenses for any development or commercialization of the Product in the Territory subject to the License exclusive of the Company’s promised goods and services summarized above and (ii) all costs and fees associated with applying for regulatory approval of the Product in the Territory.
The Company received a
non-refundable
payment of $21.5 million and Immedica agreed to provide payment of 50% of the Company’s costs incurred in performing the PIP Trial up to a maximum of $1.8 million. In addition, the Company had the ability to receive regulatory and commercial milestone payments. The Company was also entitled to receive royalties in the mid-20%
range on net sales of the Product in the Territory. In July 2021, the Company modified the agreement with Immedica to provide certain additional services in relation to the PEACE Trial and BLA package performance obligation in exchange for the reimbursement of up to $3.0 million of the actual costs incurred in relation to such incremental services.
The Company concluded that Immedica met the definition to be accounted for as a customer because the Company was delivering intellectual property and other services within the Company’s normal course of business, in which the parties are not jointly sharing the risks and rewards. Therefore, the Company concluded that the promises summarized above represent transactions with a customer within the scope of ASC 606. The Company determined that the following promises represent distinct promised services, and therefore, performance obligations: (i) the License, (ii) the PEACE Trial and BLA package, and (iii) the PIP Trial.
Specifically, in making these determinations, the Company considered the following factors:

•
As of inception of the agreement, the Company had completed the Phase 1/2 clinical trial related to the Product and was conducting the PEACE Trial. Accordingly, the Company was not promising, nor expecting, to perform additional research and development activities pursuant to the agreement that would either significantly modify, customize or be considered highly interdependent or interrelated with pegzilarginase.

•	The License represented functional intellectual property given the functionality of the License was not expected to change substantially as a result of the company’s ongoing activities.

•	The services necessary to complete the PEACE Trial, BLA package and PIP Trial could have been performed by other parties.
Given that Immedica was not obligated to purchase any minimum amount or quantities of Product, the supply of Product for commercial use to Immedica was determined to be an option for Immedica, rather than a performance obligation of the Company at contract inception and will be accounted for if and when exercised. The Company also determined that Immedica’s option to purchase the Product did not create a material right as the expected pricing is not at a discount.
The Company determined that the upfront fixed payment amount of $21.5 million should be included in the transaction price. Additionally, the Company determined at inception of the arrangement that 50% of the probable estimated costs to be incurred in relation to the PIP Trial exceeded $1.8 million and included the full reimbursement amount of $1.8 million in the transaction price. Upon subsequent re-evaluation
due to changing facts and circumstances, the Company determined the probable estimated costs were less than the maximum allowable reimbursement and a portion of the variable consideration was constrained, which did not materially impact the revenue recognized as of September 30, 2023. Additionally, upon the modification of the agreement in July 2021, the Company determined that the probable estimated costs to perform the additional services related to the PEACE Trial and BLA package exceeded the maximum allowable reimbursement of $3.0 million. Therefore, the Company included an estimated total of $3.6 million that was due in relation to the PIP Trial, PEACE Trial, and BLA package in the transaction price and concluded that it is probable that a significant reversal will not occur in the future. In total, the modified transaction price was determined to be $25.1 million.
The Company allocated $9.6 million and $3.5 million of the modified transaction price to the PEACE Trial and BLA package and PIP Trial performance obligations, respectively, based on the stand-alone selling prices (“SSP”), which were based on the estimated costs that a third-party would charge in performing such services on a stand-alone basis. The SSP for the License was established at inception of the arrangement using a residual value approach due to the uniqueness of and lack of observable data related to the License, and without a specific analog from which to make reliable estimates, resulting in an allocation of $12.0 million.
The potential regulatory milestone payments that the Company was eligible to receive were excluded from the transaction price, as the milestone amounts were fully constrained based on the probability of achievement, since the milestones related to successful achievement of certain regulatory approvals, which might not have been achieved. The Company determined that the royalties and commercial milestone payments related predominantly to the license of intellectual property and therefore should be excluded from the transaction price under the sales- or usage-based royalty exception under ASC 606. The Company intends to reevaluate the transaction price, including all constrained amounts, at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, the Company intends to adjust its estimate of the transaction price as necessary. The Company recognized the royalties and commercial milestone payments as revenue when the associated sales occurred, and relevant sales-based thresholds were met. The Company also assessed the arrangement with Immedica and concluded that a significant financing component does not exist.
The Company recognized revenue allocated to the License performance obligation at a point in time and upon transfer of the License. The Company completed the transfer of the know-how
necessary for Immedica to benefit from the License in September 2021 and recognized $12.0 million of revenue at that time. The development fee allocated to the PEACE Trial, BLA package and PIP Trial performance obligations is recognized over time using an input method of costs incurred related to the performance obligations.
The Company recognized revenue of $0.9 million under the Immedica Agreement for the nine months ended September 30, 2023. There was no such revenue for the three months ended September 30, 2023. The total revenue generated in the nine months ended September 30, 2023 was attributable to the PEACE Phase 3 and PIP trials, drug supply, and royalties from an early access program in France. For the three and nine months ended September 30, 2022, the Company recognized revenue of $0.2 million and $2.2 million, respectively, related to the PEACE Trial and BLA package performance obligation. As of December 31, 2022, the Company recorded deferred revenue of $3.6 million associated with the Immedica Agreement, of which $2.4 million was classified as current. There was no such revenue associated with the Immedica Agreement as of September 30, 2023.
On July 27, 2023, the Company announced that it had entered into an agreement to sell the global rights to pegzilarginase to Immedica and concurrently terminated the Immedica Agreement. Remaining deferred revenue was recognized as part of the gain on disposal of the assets.
Contract Balances from Customer Contract
The timing of revenue recognition, billings and cash collections results in contract assets and contract liabilities on the Company’s balance sheets. The Company recognizes license and development receivables based on billed services, which are derecognized upon reimbursement. When consideration is received, or such consideration is unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a contract, a contract liability is recorded. Contract liabilities are recognized as revenue after control of the goods or services is transferred to the customer and all revenue recognition criteria have been met.
The following table presents changes in the Company’s contract liabilities for the periods presented (in thousands):

Nine Months Ended September 30, 2023	December 31, 2022	Additions	Deductions	September 30, 2023
Contract liabilities:
Deferred revenue	$2,696	$575	$(3,271)	$—
The Company had no contract assets during the nine months ended September 30, 2023 and 2022.

9. Strategic License Agreements
Immedica Pharma AB License and Development Agreement
On March 21, 2021, the Company entered into an exclusive license and supply agreement with Immedica Pharma AB (“Immedica”). By entering into this agreement, the Company agreed to provide Immedica the following goods and services:

i.
Deliver an exclusive, sublicensable, license and
know-how
(the “License”) to develop and commercialize pegzilarginase (the “Product”) in the territory comprising the members states of the European Economic Area, United Kingdom, Switzerland, Andorra, Monaco, San Marino, Vatican City, Turkey, Saudi Arabia, United Arab Emirates, Qatar, Kuwait, Bahrain, and Oman (the “Territory”);

ii.
Complete the global pivotal PEACE (Pegzilarginase Effect on Arginase 1 Deficiency Clinical Endpoints) Phase 3 trial (“PEACE Trial”) and related Biologics License Application (“BLA”) package to file with the United States Food and Drug Administration (“FDA”), which will be leveraged by Immedica in obtaining the necessary regulatory approvals in the Territory; and

iii.	Perform a Pediatric Investigation Plan trial (“PIP Trial”) in order for Immedica to be able to receive certain regulatory approvals within the Territory.
In addition, the Company and Immedica formed a Joint Steering Committee (“JSC”) to provide oversight to the activities performed under the agreement; however, the substance of the Company’s participation in the JSC does not represent an additional promised service, but rather, a right of the Company to protect its own interests in the arrangement.
Further, the Company agreed to supply to Immedica, and Immedica agreed to purchase from the Company, substantially all commercial requirements of the Product. The terms of the agreement do not provide for either (i) an option to Immedica to purchase the Product from the Company at a discount from the standalone selling price or (ii) minimum purchase quantities. Finally, Immedica will bear (i) all costs and expenses for any development or commercialization of the Product in the Territory subject to the License exclusive of the Company’s promised goods and services summarized above and (ii) all costs and fees associated with applying for regulatory approval of the Product in the Territory. In July 2021, the Company modified the agreement with Immedica to provide certain additional services in relation to the PEACE Phase 3 Trial and BLA package performance obligation in exchange for the reimbursement of up to $3.0 million of the actual costs incurred in relation to such incremental services.
The Company received a
non-refundable
payment of $21.5 million and Immedica agreed to provide payment of 50% of the Company’s costs incurred in performing the PIP Trial up to a maximum of $1.8 million. In addition, the Company has the ability to receive additional payments under the agreement of up to approximately $120.8 million in regulatory and commercial milestone payments, assuming an exchange rate of $1.07 to €1.00. The Company is also entitled to receive royalties in the mid-20
 percent
range on net sales of the Product in the Territory.
The Company concluded that Immedica meets the definition to be accounted for as a customer because the Company is delivering intellectual property and other services within the Company’s normal course of business, in which the parties are not jointly sharing the risks and rewards. Therefore, the Company concluded that the promises summarized above represent transactions with a customer within the scope of ASC 606. The Company determined that the following promises represent distinct promised services, and therefore, performance obligations: (i) the License, (ii) the PEACE Trial and BLA package, and (iii) the PIP Trial.
Specifically, in making these determinations, the Company considered the following factors:

•	As of inception of the agreement, the Company had completed the Phase 1/2 clinical trial related to the Product and were conducting the ongoing PEACE Trial. Accordingly, the Company is not promising,

nor expecting, to perform additional research and development activities pursuant to the agreement that would either significantly modify, customize or be considered highly interdependent or interrelated with pegzilarginase.

•	The License represents functional intellectual property given the functionality of the License is not expected to change substantially as a result of the company’s ongoing activities.

•	The services necessary to complete the PEACE Trial, BLA package and PIP Trial could be performed by other parties.
Given that Immedica is not obligated to purchase any minimum amount or quantities of the Product, the supply of the Product for commercial use to Immedica was determined to be an option for Immedica, rather than a performance obligation of the Company at contract inception and will be accounted for if and when exercised. The Company also determined that Immedica’s option to purchase the Product does not create a material right as the expected pricing is not at a discount.
The Company determined that the upfront fixed payment amount of $21.5 million must be included in the transaction price. Additionally, the Company determined at inception of the arrangement that 50% of the estimated costs to be incurred in relation to the PIP Trial exceeded $1.8 million and included the full reimbursement amount of $1.8 million in the transaction price. Upon subsequent re-evaluation
due to changing facts and circumstances, the Company determined the estimated costs are now less than the maximum allowable reimbursement and a portion of the variable consideration was constrained, which did not materially impact the revenue recognized to date. Additionally, upon the modification of the agreement in July 2021, the Company determined that the estimated costs to perform the additional services related to the PEACE Trial and BLA package exceeds the maximum allowable reimbursement of $3.0 million. Therefore, the Company included an estimated total of $3.6 million that will be due in relation to the PIP Trial, PEACE Trial, and BLA package in the transaction price and it is probable that a significant reversal will not occur in the future. In total, the modified transaction price was determined to be $25.1 million.
The Company has allocated $9.6 million and $3.5 million of the modified transaction price to the PEACE Trial and BLA package and PIP Trial performance obligations, respectively, based on the stand-alone selling prices (“SSP”), which was based on the estimated costs that a third-party would charge in performing such services on a stand-alone basis. The SSP for the License was established at inception of the arrangement using a residual value approach due to the uniqueness of and lack of observable data related to the License, and without a specific analog from which to make reliable estimates, resulting in an allocation of $12.0 million.
The potential regulatory milestone payments that the Company is eligible to receive were excluded from the transaction price, as the milestone amounts were fully constrained based on the probability of achievement, since the milestones relate to successful achievement of certain regulatory approvals, which might not be achieved. The Company determined that the royalties and commercial milestone payments relate predominantly to the license of intellectual property and are therefore excluded from the transaction price under the sales- or usage-based royalty exception of ASC 606. The Company will reevaluate the transaction price, including all constrained amounts, at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur, the Company will adjust its estimate of the transaction price as necessary. The Company will recognize the royalties and commercial milestone payments as revenue when the associated sales occur, and relevant sales-based thresholds are met. The Company assessed the arrangement with Immedica and concluded that a significant financing component does not exist.
The Company recognized revenue allocated to the License performance obligation at a point in time and upon transfer of the License. The Company completed the transfer of the know-how
necessary for Immedica to benefit from the License in June 2021 and recognized $12.0 million of revenue at that time. The development fee allocated to the PEACE Trial, BLA package and PIP Trial performance obligations will be recognized over time using an input method of costs incurred related to the performance obligations.

For the year ended December 31, 2022, the Company recognized revenue of $2.3 million related to the PEACE Trial and BLA package performance obligation using a cost to cost model. The Company recognized revenue of $6.7 million related to the PEACE Trial and BLA package performance obligation using a cost to cost model and $12.0 million related to the transfer of the License for the year ended December 31, 2021 and no revenue for the year ended December 31, 2020. As of December 31, 2022, the Company has recorded deferred revenue of $2.7 million associated with the license and supply agreement with Immedica, of which $0.5 million is classified as current. As of December 31, 2021, the Company had recorded deferred revenue of $3.6 million associated with the license and supply agreement with Immedica, of which $2.4 million was classified as current.
Contract Balances from Customer Contract
The timing of revenue recognition, billings and cash collections results in contract assets and contract liabilities on the balance sheets. The Company recognizes license and development receivables based on billed services, which are derecognized upon reimbursement. When consideration is received, or such consideration is unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a contract, a contract liability is recorded. Contract liabilities are recognized as revenue after control of the goods or services is transferred to the customer and all revenue recognition criteria have been met.
The following table presents changes in the Company’s contract liabilities for the periods presented (in thousands):

Year Ended December 31, 2021	December 31, 2021	Additions	Deductions	December 31, 2022
Contract liabilities:
Deferred revenue	$3,576	$1,449	$(2,329)	$2,696
The Company had no contract assets during the years ended December 31, 2022, 2021 and 2020 and no contract liabilities during the year ended December 31, 2020.
University of Texas at Austin License Agreement
In December 2013, two of the Company’s wholly owned subsidiaries AECase, Inc. and AEMase, Inc. each entered into an exclusive, worldwide license agreement, including the right to grant sublicenses, with the University of Texas at Austin (the “University”) for certain intellectual property owned by the University related to cystinase and methioninase. In January 2017, the Company and the University entered into an Amended and Restated Patent License Agreement (the “Restated License”), which consolidated
the two license agreements, revised certain obligations, and licensed additional patent applications and invention disclosures to us. The Restated License was amended in August 2017, December 2017, and December 2018 to revise diligence milestones and license additional patent applications, including our program candidates under the pegtarviliase and Cystinuria Programs.
Pursuant to the terms of the Restated License, the Company may be required to pay the University up to $6.4 million in milestone payments based on the achievement of certain development milestones, including clinical trials and regulatory approvals, the majority of which are due upon the achievement of later development milestones, including a $5.0 million payment due on regulatory approval of a product and a $0.5 million payment payable on final regulatory approval of a product for a second indication. In addition, the Company is required to pay the University a low single-digit royalty on worldwide-net
sales of products covered under the Restated License, together with a revenue share on non-royalty
consideration received from sublicensees. The rate of the revenue share ranges from 6.5% to 25% depending on the date the sublicense agreement is signed.
In the year ended December 31, 2022, the Company paid $0.1 million in milestone payments pursuant to the Restated License. For the years ended December 31, 2021 and 2020, the Company paid $0.1 million in license fees annually.